Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 792,150	$ 749,062
Trading loans at fair value	12,000	12,000
Non-trading loans at fair value	4,000	2,000
Total loans	69,161	79,066
Allowance for loan losses	6,076	6,390
Loan and acceptances, net of allowance	786,074	742,672
Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	47,000	48,000
Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	333,000	318,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	0	0
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	735,405	683,971
Allowance for loan losses	2,346	2,263
Loan and acceptances, net of allowance	733,059	681,708
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	54,219	62,528
Allowance for loan losses	3,025	3,492
Loan and acceptances, net of allowance	51,194	59,036
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,526	2,563
Allowance for loan losses	705	635
Loan and acceptances, net of allowance	1,821	1,928
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	129	152
Allowance for loan losses	3	6
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	281,032	268,340
Allowance for loan losses	255	261
Loan and acceptances, net of allowance	280,777	268,079
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	269,545	246,952
Allowance for loan losses	130	35
Loan and acceptances, net of allowance	269,415	246,917
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,757	20,666
Allowance for loan losses	75	175
Loan and acceptances, net of allowance	10,682	20,491
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	730	722
Allowance for loan losses	50	51
Loan and acceptances, net of allowance	680	671
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	231,868	212,143
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	231,822	208,030
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	46	4,113
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	43,138	48,690
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,579	38,922
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,559	9,768
Residential mortgages [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,823	4,405
Residential mortgages [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	143
Residential mortgages [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,680	4,405
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,766	2,646
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,472	2,380
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	293	266
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	437	456
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	437	456
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	196,782	189,864
Allowance for loan losses	1,518	1,573
Loan and acceptances, net of allowance	195,264	188,291
Consumer instalment and other personal [member] | Canadian Government Insured [Member] | Real Estate Secured Personal Lending [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,000	10,000
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	177,408	176,183
Allowance for loan losses	535	520
Loan and acceptances, net of allowance	176,873	175,663
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,616	12,915
Allowance for loan losses	828	914
Loan and acceptances, net of allowance	17,788	12,001
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	758	766
Allowance for loan losses	155	139
Loan and acceptances, net of allowance	603	627
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	111,709	95,822
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	110,200	94,425
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,509	1,397
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	57,660	63,739
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	51,000	62,484
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,660	1,255
Consumer instalment and other personal [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,170	22,118
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,024	18,201
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,146	3,917
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,855	7,798
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,184	1,073
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,301	6,346
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	370	379
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	388	387
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	388	387
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	32,064	30,738
Allowance for loan losses	1,668	1,805
Loan and acceptances, net of allowance	30,396	28,933
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,300	24,961
Allowance for loan losses	676	671
Loan and acceptances, net of allowance	26,624	24,290
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,495	5,552
Allowance for loan losses	817	996
Loan and acceptances, net of allowance	3,678	4,556
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	269	225
Allowance for loan losses	175	138
Loan and acceptances, net of allowance	94	87
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,964	5,474
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,954	5,467
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	7
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,007	10,177
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,892	10,109
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115	68
Credit Card 1 [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,337	10,067
Credit Card 1 [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,569	8,909
Credit Card 1 [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	768	1,158
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,674	4,944
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	885	476
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,602	4,319
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	187	149
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	82	76
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	82	76
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	282,272	260,120
Allowance for loan losses	2,635	2,751
Loan and acceptances, net of allowance	279,637	257,369
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	261,152	235,875
Allowance for loan losses	1,005	1,037
Loan and acceptances, net of allowance	260,147	234,838
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	20,351	23,395
Allowance for loan losses	1,305	1,407
Loan and acceptances, net of allowance	19,046	21,988
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	769	850
Allowance for loan losses	325	307
Loan and acceptances, net of allowance	444	543
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	693	780
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	693	780
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,856	110,828
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,736	110,129
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	120	699
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	151,725	137,787
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	141,286	125,638
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,439	12,149
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,998	10,725
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	130	108
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,792	10,547
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	76	70
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	72	86
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	80,000	82,000
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,000	26,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	631,846	605,967
Allowance for off-balance sheet credit instruments	834	856
Total off-balance sheet credit instruments, net of allowance	631,012	605,111
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	620,970	593,167
Allowance for off-balance sheet credit instruments	399	386
Total off-balance sheet credit instruments, net of allowance	620,571	592,781
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	10,821	12,714
Allowance for off-balance sheet credit instruments	433	467
Total off-balance sheet credit instruments, net of allowance	10,388	12,247
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	55	86
Allowance for off-balance sheet credit instruments	2	3
Total off-balance sheet credit instruments, net of allowance	53	83
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	243,540	222,580
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	242,925	222,348
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	615	232
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	77,335	81,030
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	76,358	80,529
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	977	501
Off-balance sheet credit risks [member] | Medium Risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,276	14,544
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,498	13,993
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	778	551
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,823	1,894
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	896	890
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	927	1,004
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	55	86
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	55	86
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	207,161	195,293
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	207,161	195,293
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	84,481	85,405
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	80,803	80,076
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,678	5,329
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,175	5,135
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	329	38
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 3,846	$ 5,097